FAIR VALUE MEASUREMENTS - Assets and liabilities that were recognized at fair value on a recurring basis (Details) - Recurring - USD ($) $ in Thousands	Sep. 30, 2019	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets
Fair value of assets			$ 3,644	$ 1,190
FINANCIAL LIABILITIES:
Fair value of liabilities	$ 15,368	$ 9,691	7,075	5,900
Earn-out
FINANCIAL LIABILITIES:
Fair value of liabilities	12,160	7,544	7,075	5,900
Interest rate swap
Assets
Fair value of assets			3,644	1,107
FINANCIAL LIABILITIES:
Fair value of liabilities	3,208	2,147
Forward contracts
Assets
Fair value of assets				83
Level 2
Assets
Fair value of assets			3,644	1,190
FINANCIAL LIABILITIES:
Fair value of liabilities	3,208	2,147
Level 2 | Interest rate swap
Assets
Fair value of assets			3,644	1,107
FINANCIAL LIABILITIES:
Fair value of liabilities	3,208	2,147
Level 2 | Forward contracts
Assets
Fair value of assets				83
Level 3
FINANCIAL LIABILITIES:
Fair value of liabilities	12,160	7,544	7,075	5,900
Level 3 | Earn-out
FINANCIAL LIABILITIES:
Fair value of liabilities	$ 12,160	$ 7,544	$ 7,075	$ 5,900